Repurchase of shares	12 Months Ended
Dec. 31, 2022
Repurchase of shares
Repurchase of shares
20	Repurchase of shares

The board of directors of the Company authorized certain share repurchase programs January 2020 (the “January 2020 Share Repurchase Program”), December 2020 (the “December 2020 Share Repurchase Program”) December 2021 (the “December 2021 Share Repurchase Program”) and December 2022 (the “December 2022 Share Repurchase Program”), respectively, as detailed in the below table.

	Maximum value of
	ordinary shares or ADSs of
Repurchase program	the Company to repurchase	Effective period
January 2020 Share Repurchase Program	10,000	Period from December 30, 2019 to December 29, 2020
December 2020 Share Repurchase Program	25,000	Period from December 30, 2020 to December 31, 2021
December 2021 Share Repurchase Program	20,000	Year ended December 31, 2022
December 2022 Share Repurchase Program	5,000	Year ending December 31, 2023

20	Repurchase of shares (Continued)

The share repurchases may be made on the open market at prevailing market prices, in negotiated transactions off the market, and/or in other legally permissible means from time to time as market conditions warrant in compliance with applicable requirements of Rule 10b5-1 and/or Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended, at times and in such amounts as the Company deems appropriate.

The following table is a summary of the shares repurchased by the Company during 2020, 2021 and 2022 under the repurchase programs. All shares were purchased through publicly purchasing from the open market.

	Total number of
	ADSs purchased
	as part of the	Average
	publicly	price paid
Period	announced plan	per ADS
January 2020 Share Repurchase Program
- For the year ended December 31, 2020	76,808	70.892
December 2020 Share Repurchase Program
- For the year ended December 31, 2020	2,760	83.686
- For the year ended December 31, 2021	120,992	88.324
December 2021 Share Repurchase Program
- For the year ended December 31, 2022	731,881	10.349